ASSET ACQUISITION	12 Months Ended
Dec. 31, 2022
ESG [Member]
ASSET ACQUISITION

NOTE 11: ASSET ACQUISITION

On May 11, 2021, Anhui Allied United Mushroom Co., Ltd. signed the Agreement (“Agreement”) with Suhua Yang and Hao Yan the owners of Funan Zhihua Mushroom Co., Ltd. (“Target Company”). As the consideration of transferring 100% equity of Target Company, AUM will pay Shareholders with $2,151,383 (RMB 14,840,028), which is $25,612 (RMB176,667) per month for 84 months at the end of each month after the delivery of the growing rooms.

On June 2, 2021, the 100% equity of Target Company was transferred to and registered under the name of AUM as a holder on behalf Shareholders according to the Agreement.

On December 31, 2022, Shareholders and AUM signed Supplementary Agreement to remove the provision that AUM as holder on behalf of Shareholders so AUM becomes a legally real shareholder of Target Company. The payment of consideration will begin from May 1, 2023.

On April 30, 2023, Shareholders and AUM agreed that the payment of consideration will begin on the production of growing rooms, which is December 1, 2023.

Following the guidance of ASC 805, we performed the screen test to evaluate whether the acquired set is a business or a group of assets. The group of assets was buildings and equipment related to growing mushrooms and didn’t include an input and a substantive process that together significantly contribute to the ability to create outputs because the target company had no employees and no operations. The transaction was accounted for as an asset acquisition in accordance with ASC 805 -50.

As discussed in ASC 805-20, an asset’s acquisition cost or the consideration transferred by the acquiring entity is assumed to be equal to the fair value of the net assets acquired, unless contrary evidence exists. If the consideration given is in the form of liabilities incurred or equity interests issued, the liabilities incurred and equity interests issued shall be initially recognized at the date of acquisition. The fair value of the net assets acquired which was evaluated by a third party was $1,464,214. The Company calculated the present value of the debt assumed at a compound monthly interest rate of 1% at the acquisition date, and recognized $1,464,214 of assets and $1,464,214 of liability.

Target Company was dissolved after the asset acquisition.